Total
Managed Volatility Fund
FUND SUMMARY: MANAGED VOLATILITY FUND
Investment Objective:
The Managed Volatility Fund (the “Fund”) seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Managed Volatility Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Managed Volatility Fund Class N
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	none
Acquired Fund Fees and Expenses	0.01%	[1]
Other Expenses	0.67%
Total Annual Fund Operating Expenses	1.28%
Fee Waiver and/or Expense Reimbursement	(0.33%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.95%	[3]
[1]	Acquired Fund Fees and Expenses are expenses incurred by the Fund through its ownership of shares in other investment companies, including business development companies.
[2]	Bridgeway Capital Management, Inc. (the “Adviser”), the investment adviser to the Fund pursuant to its Management Agreement with Bridgeway Funds, is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.94%. Fees and expenses attributable to investments in other funds (i.e., “Acquired Fund Fees and Expenses”) are not included in the 0.94% expense limitation. The expense limitation cannot be changed or eliminated without shareholder approval.
[3]	Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement) do not correlate to the expense ratio in the Financial Highlights, which reflects operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Managed Volatility Fund | Class N | USD ($)	97	303	525	1,166

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Principal Investment Strategies:
To achieve the objective of providing a high current return with less short-term risk than the stock market, the Fund uses multiple techniques: purchasing or selling stocks, options, futures, and fixed-income securities. Together, these strategies are designed to provide the Fund with more stable returns over a wide range of fixed-income and equity market environments. Up to 75% of the Fund’s total assets may be invested in common stocks and options on any size companies on which options are traded on a national securities exchange. At all times, at least 25% of the Fund’s total assets will be invested in equities. The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies: (i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.
The Adviser selects stocks for the Fund using a statistical approach that spans various investment styles including both “growth” and “value.” The Adviser may also select stocks and options according to a more passive strategy, including investing in stock market index futures and options. The Fund may also purchase or sell any financial (but not commodity) futures, puts, or calls within the scope of its investment objective and strategy. Specifically, the Fund may short stock index futures to hedge a similar basket of stocks and sell covered call or secured put options to reduce the risk of stock ownership. These instruments can be used to hedge cash, manage market risk, dampen volatility in line with its investment objective, arbitrage the difference between stocks and futures and create synthetic option positions.
With respect to fixed income investments, the Adviser normally invests at least 25% of the Fund’s total assets in money market funds or fixed-income securities, such as U.S. government obligations, mortgage and asset-backed securities, corporate bonds, collateralized mortgage obligations, and/or other fixed-income instruments. In addition, the Fund’s strategy with respect to credit rating may vary over time. The
Adviser anticipates that fixed-income investments will largely be limited to U.S. government securities and high quality corporate debt.
Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors.

Principal Risks:
Market Risk
—The Fund’s stock holdings are subject to market risk. The protective qualities inherent in option writing are partial. In addition, the Adviser may not always write options on the full number of shares of stock it owns, thus exposing the Fund to the full market risk of these shares. Therefore, shareholders of this Fund are exposed to risk and could lose money. The Fund could also experience a loss in the stock, option, and fixed-income portions of its holdings at the same time. The movement of the overall stock-market or of the value of individual securities may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as
COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of
COVID-19
are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.
Small-Cap
Company Risk
—Small companies are more vulnerable to financial and other risks than large companies. The Fund invests in companies of any size for which exchange-traded options are available.
Sector Risk
—Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Interest Rate Risk
—The Fund’s fixed-income holdings are subject to the chance that bond prices overall will decline as interest rates rise or that interest rates will decline and money may not be able to be reinvested at the same or higher rates.
Credit Risk
—The Fund’s fixed-income holdings are subject to the chance that a bond issuer will fail to pay interest and principal.
Prepayment Risk
—The Fund’s fixed-income holdings are subject to the chance that a mortgage-backed bond issuer will repay a higher-yielding bond more quickly than expected and the Fund may then have to invest the proceeds in a bond with a lower-paying yield.
Derivatives Risk
—The Fund’s use of futures to hedge cash, manage market risk, dampen volatility in line with its investment objective, arbitrage the difference between stocks and futures and create synthetic option positions may not always be successful hedges, their prices can be highly volatile, they may not always successfully manage risk and they could lower the Fund’s total return. The Fund’s investments in stock index futures are subject to the risk that the returns of the basket of stocks to which they are hedged are reduced by losses on the futures in a rising market.
Option Strategy Risk
—A covered call position will result in a loss on its expiration date if the underlying stock price has fallen since the purchase by an amount greater than the price for which the option was sold. Thus, the Fund’s option strategies may not fully protect it against declines in the value of its stocks. In addition, the option writing strategy limits the upside profit potential normally associated with stocks. In addition, the Fund’s investments in covered call and put options are subject to the risk that they may not provide sufficient protection to compensate for a decline in the underlying stock.
U.S. Government Security Risk
—Investments in U.S. government obligations vary in the level of support they receive from the U.S. government.
Management and Operational Risk
—The Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
Foreign Securities Risk
—Investments in foreign securities can be more volatile than investments in U.S. securities. Foreign securities can be adversely affected by political, economic and market developments abroad that may not necessarily affect the U.S. economy or companies located in the United States.

Performance:
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows how the Fund’s performance has varied on a calendar year basis. The table shows how the Fund’s average annual returns for various periods compare with those of a broad measure of market performance. This information is based on past performance. Past performance (before and after taxes) does not guarantee future results. Updated performance information is available on the Fund’s website at bridgeway
funds
.com
or by calling
800-661-3550.

Managed Volatility FundYear by Year % Returns as of 12/31 of Each Year

Return from 1/1/20 through 9/30/20
was 4.36%.During the periods illustrated in this bar chart, the Fund’s high
e
st quarterly return and lowest quarterly return were:

	Quarter	Total Return
Highest Return:	Q4 11	8.98%
Lowest Return:	Q3 11	-8.64%

Average Annual Total Returns (For the periods ended 12/31/19)
Average Annual Total Returns - Managed Volatility Fund		1 Year	5 Years	10 Years
Class N		11.88%	3.58%	4.67%
Class N | Return After Taxes on Distributions	[1]	11.51%	3.16%	4.42%
Class N | Return After Taxes on Distributions and Sale of Fund Shares	[1]	7.13%	2.73%	3.70%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)		31.49%	11.70%	13.56%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement plans.